Investments in associates	6 Months Ended
Apr. 30, 2019
Investments accounted for using equity method [abstract]
Investments in associates
10.	Investments in associates

The Bank had significant investments in the following associates:

					As at
					April 30 2019	January 31 2019	October 31 2018
($ millions)	Country of incorporation	Nature of business	Ownership percentage	Date of financial statements(1)	Carrying value	Carrying value	Carrying value
Thanachart Bank Public Company Limited	Thailand	Banking	49.00%	April 30, 2019	$3,266	$3,218	$2,961
Canadian Tire’s Financial Services		Financial
business (CTFS)(2)	Canada	Services	20.00%	March 31, 2019	521	518	518
Bank of Xi’an Co. Ltd.	China	Banking	17.99%	March 31, 2019	848	822	772
Maduro & Curiel’s Bank N.V.(3)	Curacao	Banking	48.10%	March 31, 2019	322	305	304
(1)	Represents the date of the most recent financial statements made available to the Bank by the associates’ management.
(2)

Under the agreement Canadian Tire has an option to sell to the Bank up to an additional 29% equity interest within the next 10 years at the then fair value, that can be settled, at the Bank’s discretion, by issuance of common shares or cash. After 10 years, for a period of six months, the Bank has the option to sell its equity interest back to Canadian Tire at the then fair value.

(3)

The local regulator requires financial institutions to set aside reserves for general banking risks. These reserves are not required under IFRS, and represent undistributed retained earnings related to a foreign associated corporation, which are subject to local regulatory restrictions. As of April 30, 2019, these reserves amounted to $63 (January 31, 2019 – $62; October 31, 2018 – $62).